Long-term Debt and Other Long-Term Liabilities - Summary of Detailed Information About Borrowings (Parenthetical) (Details)	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017
Annual Interest Rate 4.9% Mortgage Payable Due August 1, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Term of mortgage payable	5 years		5 years
Term of amortization	7 years		7 years
Interest rate	4.90%		4.90%
Borrowings, maturity	August 1, 2021		August 1, 2021
Annual Interest Rate of 5.3% Mortgage Payable Due December 1, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Term of mortgage payable	5 years		5 years
Term of amortization	7 years		7 years
Interest rate	5.30%		5.30%
Borrowings, maturity	December 1, 2019		December 1, 2019
Annual Interest Rate of 4.8% Mortgage Payable Due December 1, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Term of mortgage payable	5 years	[1]	5 years
Term of amortization	7 years		7 years
Interest rate	4.80%		4.80%
Borrowings, maturity	December 1, 2020		December 1, 2020
Term Loan 10% Due October 1, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	10.00%		10.00%
Borrowings, maturity	October 1, 2024		October 1, 2024
Interest Rate 5.9%-17.1% Finance Lease | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	5.90%		5.90%
Borrowing term	2 years		2 years
Interest Rate 5.9%-17.1% Finance Lease | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	17.10%		17.10%
Borrowing term	5 years		5 years

[1]	five-year